THE ADVISORS’ INNER CIRCLE FUND

RHJ MICRO CAP PORTFOLIO

JULY 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 96.0%
	Shares	Value
COMMUNICATION SERVICES — 0.8%
Thryv Holdings*	8,553	$166,612

CONSUMER DISCRETIONARY — 9.7%
Figs, Cl A*	32,900	213,850
Genius Sports*	45,700	312,131
Green Brick Partners*	5,850	427,928
Johnson Outdoors, Cl A	3,916	166,038
Lincoln Educational Services*	24,706	348,602
Lindblad Expeditions Holdings*	25,674	221,053
Portillo's, Cl A*	12,845	133,074
Standard Motor Products	6,429	210,421
		2,033,097
CONSUMER STAPLES — 6.0%
elf Beauty*	1,780	307,193
Mama's Creations*	43,245	329,527
MGP Ingredients	2,800	228,340
Vital Farms*	10,684	389,859
		1,254,919
ENERGY — 1.4%
Clean Energy Fuels*	58,657	167,172
DMC Global*	9,779	132,017
		299,189
FINANCIALS — 4.8%
Federal Agricultural Mortgage, Cl C	2,269	467,913
Live Oak Bancshares	5,965	269,260
Repay Holdings, Cl A*	28,520	274,363
		1,011,536
HEALTH CARE — 28.8%
Accuray*	29,283	53,881
ADMA Biologics*	45,893	563,566
AngioDynamics*	28,379	222,491
ANI Pharmaceuticals*	5,718	375,787
Avid Bioservices*	29,979	312,981
Axogen*	18,116	159,059

THE ADVISORS’ INNER CIRCLE FUND

RHJ MICRO CAP PORTFOLIO

JULY 31, 2024 (Unaudited)

COMMON STOCK†† — continued
	Shares	Value
HEALTH CARE — continued
iRadimed	6,866	$320,711
LeMaitre Vascular	5,974	519,081
Mesa Laboratories	1,456	166,741
Mirum Pharmaceuticals*	8,442	342,323
Omnicell*	3,900	113,919
Pennant Group*	14,840	442,380
Simulations Plus	7,146	291,843
Surmodics*	6,066	251,132
Tactile Systems Technology*	15,656	199,927
U.S. Physical Therapy	2,450	238,875
UFP Technologies*	2,762	888,232
Zimvie*	16,351	345,660
Zynex*	28,450	256,050
		6,064,639
INDUSTRIALS — 26.6%
Alamo Group	1,791	345,162
American Superconductor*	14,295	345,367
Asure Software*	21,300	219,390
Blue Bird*	6,500	338,780
CBIZ*	5,081	352,621
Construction Partners, Cl A*	6,019	389,129
CRA International	1,826	319,185
Douglas Dynamics	8,199	237,033
Ducommun*	4,721	302,946
Energy Recovery*	23,454	341,959
Exponent	2,742	290,871
Healthcare Services Group*	17,600	201,168
Huron Consulting Group*	2,851	313,639
Liquidity Services*	14,914	335,118
Montrose Environmental Group*	6,399	204,064
Quest Resource Holding*	28,818	243,224
Sterling Infrastructure*	2,198	255,759
Thermon Group Holdings*	9,081	297,948
Transcat*	2,371	273,234
		5,606,597

THE ADVISORS’ INNER CIRCLE FUND

RHJ MICRO CAP PORTFOLIO

JULY 31, 2024 (Unaudited)

COMMON STOCK†† — continued
	Shares	Value
INFORMATION TECHNOLOGY — 16.2%
A10 Networks	20,698	$270,937
ACM Research, Cl A*	5,866	105,295
Applied Optoelectronics*	9,000	85,950
Axcelis Technologies*	1,380	174,363
Clearfield*	4,385	190,309
Harmonic*	25,941	380,295
Napco Security Technologies	9,422	525,842
Navitas Semiconductor, Cl A*	51,794	192,156
nLight*	19,909	240,301
Olo, Cl A*	33,514	160,197
Perficient*	3,208	241,915
PROS Holdings*	12,121	292,116
Vishay Precision Group*	7,647	262,216
Zuora, Cl A*	31,437	285,133
		3,407,025
MATERIALS — 1.7%
American Vanguard	15,111	145,368
Mativ	10,746	205,141
		350,509
TOTAL COMMON STOCK
(Cost $15,015,989)		20,194,123

SHORT-TERM INVESTMENT(A) — 3.8%

First American Government Obligations Fund, Cl X , 5.23%
(Cost $788,982)	788,982	788,982
TOTAL INVESTMENTS— 99.7%
(Cost $15,804,971)		$20,983,105

Percentages are based on Net Assets of $21,044,784.
*	Non-income producing security.
††	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	The rate reported is the 7-day effective yield as of July 31, 2024.

THE ADVISORS’ INNER CIRCLE FUND

RHJ MICRO CAP PORTFOLIO

JULY 31, 2024 (Unaudited)

Cl	Class

RHJ-QH-004-2800

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